UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             May 12, 2004

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-6788                    Rexford Management, Inc.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $99,118


List of Other Included Managers:

      No.      Form 13F File Number        Name

      01       28-6788                     Rexford Management, Inc.

      03       28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Bank One Corp                           Com       06423A103    8,031     147,300 Sh        Defined      01,03     147,300   0    0
Cima Labs Inc                           Com       171796105    4,158     132,296 Sh        Defined      01,03     132,296   0    0
Comcast Corp New                     Cl A Spl     20030N200    3,469     124,552 Sh        Defined      01,03     124,552   0    0
Cox Communications Inc                 Cl A       224044107    1,340      42,400 Sh        Defined      01,03      42,400   0    0
Walt Disney Co                          Com       254687106    2,811     112,500 Sh        Defined      01,03     112,500   0    0
Enzon Pharmaceuticals Inc               Com       293904108   10,632     689,038 Sh        Defined      01,03     689,038   0    0
FleetBoston Financial Corp              Com       339030108   13,677     304,600 Sh        Defined      01,03     304,600   0    0
John Hancock Financial Services Inc     Com       41014S106   17,795     407,300 Sh        Defined      01,03     407,300   0    0
Invision Technologies Inc               Com       461851107    2,481      49,957 Sh        Defined      01,03      49,957   0    0
Maxtor Corp                             Com       577729205      528      64,800 Sh        Defined      01,03      64,800   0    0
Titan Corp                              Com       888266103   22,817   1,130,700 Sh        Defined      01,03   1,130,700   0    0
Travelers Property Casualty Corp       Cl A       89420G109    5,503     320,900 Sh        Defined      01,03     320,900   0    0
Travelers Property Casualty Corp       Cl B       89420G406    4,615     267,200 Sh        Defined      01,03     267,200   0    0
Tularik Inc                             Com       899165104    1,261      51,347 Sh        Defined      01,03      51,347   0    0